Average Annual Total Returns - Admiral - Vanguard Information Technology Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	45.98%	28.25%	20.50%	45.61%	27.89%	20.20%	27.37%	23.41%	17.65%	46.20%	[1]	28.38%	[1]	20.64%	[1]	46.20%	27.69%	20.31%	21.01%	15.46%	13.84%

[1]	Previously the Spliced US IMI/Information Technology 25/50.